LOSS PER SHARE	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
LOSS PER SHARE

10. LOSS PER SHARE

Basic earnings (loss) per share is computed by dividing income (loss) available to common stockholders less the current period preferred stock dividend by the weighted average common shares outstanding during the period. Diluted earnings (loss) per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock

A summary of the net income (loss) and shares used to compute net income (loss) per share for the three and six months ended March 31, 2019 and 2018 is as follows:

	Three Months Ended March 31,		Six Months Ended March 31,
	2019	2018	2019	2018
Net loss for computation of basic and diluted net loss per share:
Net Loss attributable to MYnd Analytics, Inc.	$(2,258,600)	$(2,587,300)	$(4,636,100)	$(5,356,700)
Preferred stock dividends	(24,600)	—	(49,200)	—
	$(2,283,200)	$(2,587,300)	$(4,685,300)	$(5,356,700)

Basic and diluted net loss per share:
Basic and diluted net loss per share	$(0.27)	$(0.59)	$(0.59)	$(1.23)
Basic and diluted weighted average shares outstanding	8,399,443	4,362,564	7,964,021	4,347,745

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Warrants	6,075,319	5,617,481	6,075,319	5,617,481
Restricted common stock	13,095	42,416	13,095	42,416
Options	1,629,935	554,059	1,629,935	554,059
Total	7,718,349	6,213,956	7,718,349	6,213,956

10. LOSS PER SHARE

Basic earnings (loss) per share is computed by dividing income (loss) available to common stockholders less the current period preferred stock dividend by the weighted average common shares outstanding during the period. Diluted earnings (loss) per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.

A summary of the net income (loss) and shares used to compute net income (loss) per share for the fiscal years ended September 30, 2018 and 2017 is as follows:

	2018	2017
Net Loss for computation of basic and diluted net loss per share:
Net loss attributable to MYnd Analytics, Inc.	$(9,598,700)	$(7,112,800)
Preferred stock dividends	(49,200)	—
	$(9,647,900)	$(7,112,800)

Basic and Diluted net loss per share:
Basic net loss per share	$(1.86)	$(2.52)
Basic and Diluted weighted average shares outstanding	5,199,566	2,817,415

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Warrants	6,075,874	957,198
Restricted common stock	406,564	4,500
Options	803,937	359,704